SCHEDULE OF WARRANTS GRANTED ASSUMPTIONS (Details) - Warrant [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.63%
Contractual term (years)	5 years
Expected volatility	202.00%
Expected dividends		0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		0.41%	1.38%
Contractual term (years)		5 years	1 year
Expected volatility		202.00%	140.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		1.63%	2.62%
Contractual term (years)		5 years	5 years
Expected volatility		278.00%	167.00%